GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Changes in the carrying amount of goodwill:

	December 31,
	2023	2024

Balance as of beginning of the year	$153,241	$153,241
Goodwill acquired	-	1,164,133

Closing balance	$153,241	$1,317,374

The composition of intangible assets is as follows:

	December 31,
	2023	2024

Original amount:

Technology	$55,922	$432,998
Customer relationships	9,586	164,548
Other	732	16,450

	66,240	613,996

Less - accumulated amortization	46,038	79,270

Intangible assets, net	$20,202	$534,726

Amortization expense amounted to $6,655, $7,374 and $33,232 for the years ended December 31, 2022, 2023, and 2024, respectively.

As of December 31, 2024, the weighted-average remaining useful lives (in years) of Technology, and Customer relationships was 4.7 and 7.7, respectively.

The estimated future amortization expense of intangible assets as of December 31, 2024 is as follows:

2025	107,345
2026	100,785
2027	99,710
2028	95,404
2029	77,311
Thereafter	54,171

$534,726